Other non-current financial and non-financial assets - Summary of Other Non-current Financial and Non-financial Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
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Other non-current financial assets	$ 70.3	$ 42.0
Fair value of non-current derivatives – assets	66.1	38.7
Other	4.2	3.3
Other non-current non-financial assets	2.7	4.0
Prepaid expenses	1.8	3.0
Other	$ 0.9	$ 1.0